Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.	Convertible Promissory Notes

During the three months ended March 31, 2017, the Company issued convertible promissory notes, details of which are as follows:

Convertible promissory note issued on January 31, 2017 amounting to $33,000 (Note I).

The key terms/features of the convertible note are as follows:

1.	The maturity date of the note is November 5, 2017
2.	Interest on the unpaid principal balance of this note shall accrue at the rate of 12% per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 58% of the average of the three (3) lowest closing bid price of the Company’s common stock for the fifteen (15) trading days prior to the date of conversion.

4.	The Company shall not be obligated to accept any conversion request before six months from the date of the note.
5.	Conversion is limited to the holder beneficially holding not more than 4.99% of the Company’s then issued and outstanding common stock after the conversion.

During the year ended December 31, 2016, the Company issued convertible promissory notes, details of which are as follows:

Convertible Redeemable note issued on October 18, 2016, amounting to $140,000 (Note H), representing commitment fee owed by the Company pursuant to Securities Purchase Agreement entered into by the Company dated October 18, 2016.

The key terms/features of the convertible note are as follows:

1.	The maturity date of the Note is July 18, 2017.
2.	Interest on the unpaid principal balance of this Note shall accrue at the rate of 7 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 80% of the lowest trading price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	The Company shall not be obligated to accept any conversion request before six months from the date of the note.
5.	Conversion is limited to the holder beneficially holding not more than 9.99% of the Company’s then issued and outstanding common stock after the conversion.

Convertible Redeemable notes issued on October 18, 2016, amounting to $100,000 and $25,000 (Notes F and G).

The key terms/features of the convertible note are as follows:

1.	The maturity date of the Note is July 18, 2017.
2.	Interest on the unpaid principal balance of this Note shall accrue at the rate of 7 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 57.5% of the lowest trading price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	The Company shall not be obligated to accept any conversion request before six months from the date of the note.
5.	Conversion is limited to the holder beneficially holding not more than 9.99% of the Company’s then issued and outstanding common stock after the conversion.

Convertible promissory notes issued on July 14, 2016 and September 15, 2016, amounting to $75,000 (Note D) and $30,000 (Note E), respectively.

The key terms/features of the convertible notes are as follows:

1.	The maturity dates of the notes were January 13, 2017 and March 14, 2017.
2.	Interest on the unpaid principal balance of this note shall accrue at the rate of 8 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 52% of the lowest closing bid price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	As maturity dates have passed, the Company is now obligated to accept all conversion requests on the notes.
5.	Conversion is limited to the holder beneficially holding not more than 4.99% of the Company’s then issued and outstanding common stock after the conversion.

Convertible promissory notes issued on March 1, 2016 amounting to $150,000 each to two investors (Notes B and C).

The key terms/features of the convertible notes are as follows:

1.
The Holders have the right from six months after the date of issuance, and until any time until the Notes are fully paid, to convert any outstanding and unpaid principal portion of the Notes, into fully paid and non–assessable shares of Common Stock (par value $.0001).

2.
The Notes are convertible at a fixed conversion price of 45% of the lowest trading price of the Common Stock as reported on the OTC Pink maintained by the OTC Markets Group, Inc. upon which the Company’s shares are currently quoted, for the four (4) prior trading days including the day upon which a Notice of Conversion is received by the Company.

3.	Interest on the unpaid principal balance of this Note shall accrue at the rate of twenty-four (24%) per annum.
4.	Beneficial ownership is limited to 4.99%.
5.
The Notes may be prepaid in whole or in part, at any time during the period beginning on the issue date and ending on the maturity date September 1, 2016, beginning at 100% of the outstanding principal, accrued interest and certain other amounts that may be due and owing under the Notes.

Convertible Redeemable note issued on May 19, 2016, amounting to $75,000 (Note A).

The key terms/features of the convertible note are as follows:

1.	The maturity date of the Note is May 19, 2017.
2.	Interest on the unpaid principal balance of this Note shall accrue at the rate of 8 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 52% of the lowest closing bid price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	Conversion is limited to the holder beneficially holding not more than 4.99% of the Company’s then issued and outstanding common stock after the conversion.

Derivative liability

The Notes B and C amounting to $150,000 and Note A amounting to $75,000, issued on March 1, 2016 and May 19, 2016, respectively, matured on September 1, 2016 and November 19, 2016, respectively, thereby resulting in the conversion option becoming exercisable to the holders. On September 2, 2016, the holder of Note B amounting to $150,000, exercised their right to convert principal amount of $38,250 into shares of the Company. On December 14, 2016, the holder of Note A amounting to $75,000 exercised their right to convert principal amount of $5,231 into shares of the Company. The Company recorded and fair valued the derivative liability as follows:

	Derivative liability as at December 31, 2016	Conversions during Q1 2017	Initial Valuation during Q1 2017	Fair value adjustment on March 31	Derivative liability as at March 31, 2017
Note A	92,693	(25,963)	-	7,424	74,424
Note B and C	382,409	31,610	-	84,823	498,842
Note D and E	-	-	136,969	72,558	209,527
	475,372	5,647	136,969	164,805	782,793

10	CONVERTIBLE PROMISSORY NOTES

During the year ended December 31, 2016, the Company issued convertible promissory notes, details of which are as follows:

Convertible Redeemable note issued on October 18, 2016, amounting to $140,000 (Note H), representing commitment fee owed by the Company pursuant to Securities Purchase Agreement entered into by the Company dated October 18, 2016.

The key terms/features of the convertible note are as follows:

1.	The maturity date of the Note is July 18, 2017.
2.	Interest on the unpaid principal balance of this Note shall accrue at the rate of 7 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 80% of the lowest trading price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	The Company shall not be obligated to accept any conversion request before six months from the date of the note.
5.	Conversion is limited to the holder beneficially holding not more than 9.99% of the Company’s then issued and outstanding common stock after the conversion.

Convertible Redeemable notes issued on October 18, 2016, amounting to $100,000 and $25,000 (Notes F and G).

The key terms/features of the convertible note are as follows:

1.	The maturity date of the Note is July 18, 2017.
2.	Interest on the unpaid principal balance of this Note shall accrue at the rate of 7 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 57.5% of the lowest trading price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	The Company shall not be obligated to accept any conversion request before six months from the date of the note.
5.	Conversion is limited to the holder beneficially holding not more than 9.99% of the Company’s then issued and outstanding common stock after the conversion.

Convertible promissory notes issued on July 14, 2016 and September 15, 2016, amounting to $75,000 (Note D) and $30,000 (Note E), respectively.

The key terms/features of the convertible notes are as follows:

1.	The maturity dates of the notes were January 13, 2017 and March 14, 2017.
2.	Interest on the unpaid principal balance of this note shall accrue at the rate of 8 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 52% of the lowest closing bid price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	The Company shall not be obligated to accept any conversion request before six months from the date of the note.
5.	Conversion is limited to the holder beneficially holding not more than 4.99% of the Company’s then issued and outstanding common stock after the conversion.

Convertible promissory notes issued on March 1, 2016 amounting to $150,000 each to two investors (Notes B and C).

The key terms/features of the convertible notes are as follows:

1.
The Holders have the right from six months after the date of issuance, and until any time until the Notes are fully paid, to convert any outstanding and unpaid principal portion of the Notes, into fully paid and non–assessable shares of Common Stock (par value $.0001).

2.
The Notes are convertible at a fixed conversion price of 45% of the lowest trading price of the Common Stock as reported on the OTC Pink maintained by the OTC Markets Group, Inc. upon which the Company’s shares are currently quoted, for the four (4) prior trading days including the day upon which a Notice of Conversion is received by the Company.

3.	Interest on the unpaid principal balance of this Note shall accrue at the rate of twenty-four (24%) per annum.
4.	Beneficial ownership is limited to 4.99%.
5.
The Notes may be prepaid in whole or in part, at any time during the period beginning on the issue date and ending on the maturity date September 1, 2016, beginning at 100% of the outstanding principal, accrued interest and certain other amounts that may be due and owing under the Notes.

Convertible Redeemable note issued on May 19, 2016, amounting to $75,000 (Note A).

The key terms/features of the convertible note are as follows:

1.	The maturity date of the Note is May 19, 2017.
2.	Interest on the unpaid principal balance of this Note shall accrue at the rate of 8 % per annum.
3.
In the event the Note holder exercises the right of conversion, the conversion price will be equal to 52% of the lowest closing bid price of the Company’s common stock for the twenty (20) trading days prior to the date of conversion.

4.	Conversion is limited to the holder beneficially holding not more than 4.99% of the Company’s then issued and outstanding common stock after the conversion.

Interest amounting to $49,336 was accrued for the year ended December 31, 2016.

Derivative liability

The Notes B and C amounting to $150,000 and Note A amounting to $75,000, issued on March 1, 2016 and May 19, 2016, respectively, matured on September 1, 2016 and November 19, 2016, respectively, thereby resulting in the conversion option becoming exercisable to the holders. On September 2, 2016, the holder of Note B amounting to $150,000, exercised their right to convert principal amount of $38,250 into shares of the Company. On December 14, 2016, the holder of Note A amounting to $75,000 exercised their right to convert principal amount of $5,231 into shares of the Company. The Company recorded and fair valued the derivative liability as follows:

	September 1	September 30	November 19	December 14	December 31
Initial valuation of derivative liability	$849,431		100,640
Derivate liability	849,431	482,339	582,979	584,670	475,372
Effect of conversion		(108,048)		10,692	-
Change in fair value		(259,044)		(268,046)	(377,344)